Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used

The following weighted average assumptions were used to value options granted in the periods indicated.

	2013	2012	2011
Expected life of options	7 years	7 years	7 years
Risk-free interest rate	1.41%	1.78%	1.39%
Expected volatility	21.57%	22.12%	21.91%
Expected dividend yield	4.91%	4.86%	4.62%